DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

National Energy Services Reunited Corp. (“NESR,” the “Company,” “we,” “our,” “us” or similar terms), a British Virgin Islands corporation headquartered in Houston, Texas, is one of the largest oilfield services providers in the Middle East North Africa (“MENA”) region.

Formed in January 2017, NESR started as a special purpose acquisition company (“SPAC”) designed to invest in the oilfield services space globally. NESR filed a registration statement for its initial public offering in May 2017. In November 2017, NESR announced the acquisition of two oilfield services companies in the MENA region: NPS Holdings Limited (“NPS”) and Gulf Energy S.A.O.C. (“GES” and, together with NPS, the “Subsidiaries”). The formation of NESR as an operating entity was completed on June 7, 2018, after the transactions were approved by the NESR shareholders. On June 1, 2020, NESR further expanded its footprint within the MENA region when its NPS subsidiary acquired Sahara Petroleum Services Company S.A.E. (“SAPESCO,” the “SAPESCO Business Combination”).

NESR’s revenues are primarily derived by providing production services (“Production Services”) such as hydraulic fracturing, cementing, coiled tubing, filtration, completions, stimulation, pumping and nitrogen services. NESR also provides drilling and evaluation services (“Drilling and Evaluation Services”) such as drilling downhole tools, directional drilling, fishing tools, testing services, wireline, slickline, fluids and rig services. NESR has significant operations throughout the MENA region including Saudi Arabia, Oman, Qatar, Iraq, Algeria, United Arab Emirates, Egypt, Libya and Kuwait.